Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
(16)	Income Taxes

(a)	Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 is as follows:

	2014	2013	2012
Income tax expense (benefit) attributable to operations:
Current tax expense	$265,586	42,854	280,018
Deferred tax (benefit) expense	(240,863)	160,438	(324,977)

Total income tax expense (benefit) attributable to net income	24,723	203,292	(44,959)
Income tax effect on equity:
Income tax expense (benefit) allocated to stockholder’s equity:
Attributable to unrealized gains (losses) on investments	418,073	(661,574)	192,353
Attributable to unrealized (losses) gains on postretirement obligation	—	(127)	95
Attributable to unrealized (losses) gains on foreign exchange	(1,132)	(889)	325

Total income tax effect on equity	$441,664	(459,298)	147,814

(b)	Components of Income Tax Expense (Benefit)

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2014	2013	2012
Income tax expense (benefit) computed at the statutory rate	$63,066	260,567	(30,570)
Dividends-received deductions and tax-exempt interest	(27,849)	(32,037)	(20,015)
State income tax	4,106	(2,049)	6,559
Release AZLPF tax	—	(5,829)	—
Accrual of tax contingency reserve	2,180	2,571	2,223
Foreign tax, net	(3,202)	(12,209)	(4,551)
Corporate-owned life insurance	(7,806)	(12,933)	(6,894)
Penalties	(6,174)	6,376	5,377
Other	402	(1,165)	2,912

Income tax expense (benefit) as reported	$24,723	203,292	(44,959)

(c)	Components of Deferred Tax Assets and Liabilities on the Consolidated Balance Sheets

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other liabilities, on the Consolidated Balance Sheets, at December 31 are as follows:

	2014	2013
Deferred tax assets:
Policy reserves	$2,847,620	1,995,228
Coinsurance deferred income	—	1,935
Expense accruals	144,197	143,170
Other-than-temporarily impaired assets	13,352	16,468
Investment income	—	236,478
Provision for postretirement benefits	31,190	20,984
Other	2,102	781

Total deferred tax assets	3,038,461	2,415,044

Deferred tax liabilities:
Deferred acquisition costs	(1,086,964)	(1,346,290)
Investment income	(159,754)	—
Depreciation and amortization	(51,311)	(47,147)
Deferred intercompany gain	(3,187)	(3,710)
Net unrealized gains on investments and foreign exchange	(2,196,751)	(1,301,256)

Total deferred tax liabilities	(3,497,967)	(2,698,403)

Net deferred tax liabilities	$(459,506)	(283,359)

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes paid by the Company were $250,127, $74,460, and $287,491 in 2014, 2013, and 2012, respectively. At December 31, 2014 and 2013, respectively, the Company had a tax payable to AZOA of $79,981 and $73,372, reported in other liabilities on the Consolidated Balance Sheets.

At December 31, 2014 and 2013, the Company had a tax receivable separate from the agreement with AZOA in the amount of $134 and $167, respectively. These amounts are for foreign taxes and taxes on a majority-owned subsidiary.

The Company’s federal income tax return is consolidated with its parent, AZOA. The Company is no longer subject to U.S. federal, state, local, or non-U.S. income tax examinations by tax authorities for years prior to 2011, though examinations by certain U.S. state and local tax authorities may still be conducted for 2008 and subsequent years. The IRS recently conducted an examination of the consolidated returns filed by AZOA for the 2008 and 2009 tax years. These amended returns were accepted by the IRS as filed and review by the Joint Committee on Taxation in now ongoing. The IRS has not proposed any adjustments that materially affect the Company nor has AZOA received notice from the IRS of its intent to examine any subsequent tax periods.

In accordance with the Income Taxes Topic of the Codification, the Company recognizes liabilities for certain unrecognized tax benefits. Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
Balance at January 1	$70,174	81,012
Additions based on tax positions related to the current year	509	680
Amounts released related to tax positions taken in prior years	(11,580)	(11,518)

Balance at December 31	$59,103	70,174

The balance at December 31, 2014, consists of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Due to the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2014, 2013, and 2012, the Company recognized expenses of $2,180, $2,571, and $2,223, respectively, in interest and penalties. The Company had $12,132 and $9,952 for the payment of interest and penalties accrued at December 31, 2014 and 2013, respectively.